AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Financials – 20.7%
Banks – 11.5%
Comerica, Inc.	143,810	$11,576,705
First Citizens BancShares, Inc./NC - Class A(a)	15,170	12,790,889
First Hawaiian, Inc.	309,070	9,071,204
Synovus Financial Corp.	260,082	11,414,999
Texas Capital Bancshares, Inc.(b)	159,902	9,597,318
Umpqua Holdings Corp.	347,880	7,044,570
Webster Financial Corp.	183,372	9,986,439
Wintrust Financial Corp.	136,930	11,005,064
Zions Bancorp NA	150,028	9,285,233

		91,772,421

Capital Markets – 2.4%
Moelis & Co.	120,483	7,454,283
Stifel Financial Corp.	165,827	11,269,603

		18,723,886

Consumer Finance – 0.7%
OneMain Holdings, Inc.	96,606	5,345,210

Diversified Financial Services – 0.8%
Voya Financial, Inc.(a)	103,038	6,325,503

Insurance – 4.2%
American Financial Group, Inc./OH	75,560	9,507,715
Everest Re Group Ltd.	32,763	8,216,305
Hanover Insurance Group, Inc. (The)	66,500	8,619,730
Selective Insurance Group, Inc.	90,175	6,810,918

		33,154,668

Thrifts & Mortgage Finance – 1.1%
BankUnited, Inc.	218,066	9,119,520

		164,441,208

Industrials – 20.0%
Aerospace & Defense – 1.4%
Spirit AeroSystems Holdings, Inc. - Class A	248,210	10,968,400

Airlines – 1.2%
SkyWest, Inc.(b)	200,234	9,879,546

Building Products – 1.1%
Masonite International Corp.(b)	79,949	8,484,987

Commercial Services & Supplies – 1.9%
ADT, Inc.(a)	852,260	6,894,783
Herman Miller, Inc.	228,980	8,623,387

		15,518,170

Construction & Engineering – 1.6%
AECOM(b)	189,880	11,990,922
Dycom Industries, Inc.(b)	4,923	350,715

		12,341,637

Company	Shares	U.S. $ Value

Electrical Equipment – 2.5%
Regal Beloit Corp.	89,405	$13,441,148
Vertiv Holdings Co.	255,070	6,144,636

		19,585,784

Machinery – 3.3%
Crane Co.	86,924	8,241,264
Oshkosh Corp.	112,300	11,496,151
Timken Co. (The)	105,100	6,875,642

		26,613,057

Professional Services – 2.8%
Korn Ferry	141,890	10,267,160
Robert Half International, Inc.	121,685	12,208,656

		22,475,816

Road & Rail – 1.4%
Knight-Swift Transportation Holdings, Inc.	222,151	11,363,024

Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	9,638	868,673
GATX Corp.	52,410	4,693,840
Herc Holdings, Inc.(b)	81,270	13,284,394
MRC Global, Inc.(b)	417,651	3,065,558

		21,912,465

		159,142,886

Consumer Discretionary – 17.9%
Auto Components – 3.1%
Dana, Inc.	255,978	5,692,951
Goodyear Tire & Rubber Co. (The)(b)	707,480	12,522,396
Lear Corp.	38,081	5,958,915

		24,174,262

Diversified Consumer Services – 0.6%
Houghton Mifflin Harcourt Co.(b)	373,931	5,021,894

Hotels, Restaurants & Leisure – 4.4%
Dine Brands Global, Inc.(b)	109,410	8,885,186
Hilton Grand Vacations, Inc.(b)	114,990	5,470,074
Papa John’s International, Inc.	81,472	10,346,129
Scientific Games Corp./DE - Class A(b)	122,920	10,210,965

		34,912,354

Household Durables – 3.1%
KB Home	219,620	8,547,610
PulteGroup, Inc.	239,820	11,012,534
Taylor Morrison Home Corp. - Class A(b)	207,389	5,346,489

		24,906,633

Leisure Products – 0.9%
Brunswick Corp./DE	70,686	6,734,255

Specialty Retail – 1.9%
Sally Beauty Holdings, Inc.(b)	429,380	7,235,053
Williams-Sonoma, Inc.(a)	44,964	7,973,466

		15,208,519

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 3.9%
Carter’s, Inc.	81,430	$7,918,253
Kontoor Brands, Inc.(a)	132,980	6,642,351
Ralph Lauren Corp.	83,980	9,325,139
Tapestry, Inc.	195,830	7,249,627

		31,135,370

		142,093,287

Real Estate – 10.5%
Equity Real Estate Investment Trusts (REITs) – 10.5%
American Campus Communities, Inc.	159,565	7,730,924
Broadstone Net Lease, Inc.	277,500	6,884,775
Camden Property Trust	78,453	11,569,464
Cousins Properties, Inc.	233,020	8,689,316
CubeSmart	222,582	10,784,098
MGM Growth Properties LLC - Class A	233,586	8,946,344
Physicians Realty Trust	618,331	10,894,992
RLJ Lodging Trust	492,871	7,324,063
STAG Industrial, Inc.	267,428	10,496,549

		83,320,525

Information Technology – 8.3%
Communications Equipment – 1.1%
Lumentum Holdings, Inc.(a) (b)	104,830	8,757,498

Electronic Equipment, Instruments & Components – 2.3%
Avnet, Inc.	249,370	9,219,209
Belden, Inc.	161,434	9,405,145

		18,624,354

IT Services – 0.7%
Genpact Ltd.	115,271	5,476,525

Semiconductors & Semiconductor Equipment – 2.7%
Kulicke & Soffa Industries, Inc.	89,178	5,197,294
MaxLinear, Inc. - Class A(b)	116,475	5,736,393
ON Semiconductor Corp.(b)	220,540	10,094,116

		21,027,803

Software – 1.5%
CommVault Systems, Inc.(b)	96,326	7,254,311
NCR Corp.(b)	118,080	4,576,781

		11,831,092

		65,717,272

Materials – 7.3%
Chemicals – 3.0%
GCP Applied Technologies, Inc.(b)	265,346	5,816,384
Innospec, Inc.	59,680	5,026,250
Orion Engineered Carbons SA(b)	320,825	5,848,640
Trinseo SA	123,656	6,674,951

		23,366,225

Company	Shares	U.S. $ Value

Containers & Packaging – 1.3%
Sealed Air Corp.	193,147	$10,582,524

Metals & Mining – 3.0%
Carpenter Technology Corp.	258,142	8,451,569
Commercial Metals Co.	171,070	5,210,792
Reliance Steel & Aluminum Co.	72,186	10,280,730

		23,943,091

		57,891,840

Health Care – 4.9%
Health Care Equipment & Supplies – 1.2%
Integra LifeSciences Holdings Corp.(b)	134,360	9,200,973

Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(b)	140,140	8,938,129
MEDNAX, Inc.(b)	435,570	12,383,255

		21,321,384

Health Care Technology – 1.0%
Change Healthcare, Inc.(b)	394,030	8,250,988

		38,773,345

Energy – 3.2%
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A	24,261	915,125
Dril-Quip, Inc.(b)	139,364	3,509,186

		4,424,311

Oil, Gas & Consumable Fuels – 2.6%
Cimarex Energy Co.	142,829	12,454,689
HollyFrontier Corp.	259,395	8,593,756

		21,048,445

		25,472,756

Consumer Staples – 2.9%
Food Products – 2.9%
Hain Celestial Group, Inc. (The)(a) (b)	276,504	11,828,841
Nomad Foods Ltd.(b)	403,256	11,113,736

		22,942,577

Utilities – 2.5%
Electric Utilities – 1.5%
IDACORP, Inc.	116,474	12,041,082

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	117,910	7,885,821

		19,926,903

Company	Shares	U.S. $ Value

Communication Services – 1.0%
Media – 1.0%
Criteo SA (Sponsored ADR)(b)	210,911	$7,729,888

Total Common Stocks (cost $595,526,890)		787,452,487

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $6,597,553)	6,597,553	6,597,553

Total Investments – 100.0% (cost $602,124,443)(f)		794,050,040
Other assets less liabilities – 0.0%		31,184

Net Assets – 100.0%		$794,081,224

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $202,212,237 and gross unrealized depreciation of investments was $(10,286,640), resulting in net unrealized appreciation of $191,925,597.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$787,452,487	$—	$—	$787,452,487
Short-Term Investments	6,597,553	—	—	6,597,553

Total Investments in Securities	794,050,040	—	—	794,050,040
Other Financial Instruments(b)	—	—	—	—

Total	$794,050,040	$—	$—	$794,050,040

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,258	$162,078	$165,738	$6,598	$1